Annual Fund Operating Expenses - EDGEWOOD GROWTH FUND	Jul. 01, 2026
Institutional
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Institutional | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Retail
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Retail | RETAIL CLASS SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[3]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	1.25%
Service
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Service | Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.02%)	[6]
Net Expenses (as a percentage of Assets)	1.10%

[1]	Management Fees have been restated to reflect current fees.
[2]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Institutional Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.
[3]	Management Fees have been restated to reflect current fees.
[4]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Retail Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.
[5]	Management Fees have been restated to reflect current fees.
[6]	Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, Shareholder Servicing Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, "excluded expenses")) from exceeding 0.85% of the average daily net assets of the Fund's Service Shares until January 31, 2027 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on January 31, 2027, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.